Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100Investment Based on	Net Income (Loss) Attributable to Common Stockholders in thousands)
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid (3) to First PEO (1)	Compensation Actually Paid (3) to Second PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid (3) to Non-PEO NEOs	Total Stockholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$1,473,796	$858,748	$971,194	$918,490	$742,656	$578,383	$7.49	$(82,522)
2023	$2,413,054	$—	$1,404,138	$—	$1,060,440	$665,107	$20.21	$(193,693)
2022	$1,319,893	$—	$476,646	$—	$492,326	$302,819	$46.56	$(153,204)

Named Executive Officers, Footnote	During 2024 the PEO role changed from Mr. Hays to Mr. Zsigray effective June 30 2024. Mr. Hays was the PEO in 2023 and 2022.
(2)Our Non-PEO NEOs for each of the covered years were as follows: for 2024, Messrs. Eubanks and Rose; for 2023, Messrs. Eubanks and Rose; and for 2022, Messrs. Eubanks, Nunneley and Rose.

PEO Actually Paid Compensation Amount			$ 578,383
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the below adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K. The “Compensation Actually Paid” amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Non-PEO NEOs in the applicable year. In the table below, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested PSUs or Performance LTIPs, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.

	First PEO	Second PEO	Non-PEO NEOs
	2024	2024	2024
Summary Compensation Table Total	$1,473,796	$858,748	$742,656
Less:New awards made during year	$—	$(305,400)	$—
Plus: New awards unvested at end of year	$—	$365,971	$—
Plus: Change in value of prior-year awards unvested at end of year	$(51,338)	$—	$(22,709)
Plus: New awards vested during the year	$—	$—	$—
Plus: Change in value of prior-year awards vested at end of year	$(67,217)	$(829)	$(25,575)
Less: Forfeitures	$(384,047)	$—	$(115,989)
Plus: Dividends	$—	$—	$—
Compensation Actually Paid	$971,194	$918,490	$578,383

Non-PEO NEO Average Total Compensation Amount			$ 742,656	$ 1,060,440	$ 492,326
Non-PEO NEO Average Compensation Actually Paid Amount			$ 578,383	665,107	302,819
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation Actually Paid" is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the below adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K. The “Compensation Actually Paid” amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Non-PEO NEOs in the applicable year. In the table below, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested PSUs or Performance LTIPs, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.

	First PEO	Second PEO	Non-PEO NEOs
	2024	2024	2024
Summary Compensation Table Total	$1,473,796	$858,748	$742,656
Less:New awards made during year	$—	$(305,400)	$—
Plus: New awards unvested at end of year	$—	$365,971	$—
Plus: Change in value of prior-year awards unvested at end of year	$(51,338)	$—	$(22,709)
Plus: New awards vested during the year	$—	$—	$—
Plus: Change in value of prior-year awards vested at end of year	$(67,217)	$(829)	$(25,575)
Less: Forfeitures	$(384,047)	$—	$(115,989)
Plus: Dividends	$—	$—	$—
Compensation Actually Paid	$971,194	$918,490	$578,383

Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return is calculated assuming a $100 investment in the Company at the beginning of the period, calculated through the end of the applicable year shown based on the Company's share price and assuming the reinvestment of any dividends during the applicable measurement period.

Total Shareholder Return Amount			$ 7.49	20.21	46.56
Net Income (Loss)			(82,522,000)	$ (193,693,000)	$ (153,204,000)
PEO Name	Mr. Zsigray	Mr. Hays		Mr. Hays	Mr. Hays
Mr. Hays [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,473,796	$ 2,413,054	$ 1,319,893
PEO Actually Paid Compensation Amount			971,194	$ 1,404,138	$ 476,646
Mr. Zsigray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			858,748
PEO Actually Paid Compensation Amount			918,490
PEO | Mr. Hays [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Hays [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Hays [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,338)
PEO | Mr. Hays [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Hays [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,217)
PEO | Mr. Hays [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(384,047)
PEO | Mr. Hays [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Zsigray [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(305,400)
PEO | Mr. Zsigray [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			365,971
PEO | Mr. Zsigray [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Zsigray [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Zsigray [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(829)
PEO | Mr. Zsigray [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Zsigray [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,709)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,575)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(115,989)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0